Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	FORUM FUNDS II
Central Index Key	0001576367
Amendment Flag	false
Document Creation Date	Mar. 27, 2015
Document Effective Date	Apr. 01, 2015
Prospectus Date	Apr. 01, 2015